Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Schedule of Revenues
	Years ended December 31,
(In thousands)	2023	2024	2025
Revenues from services
—Data connectivity services	46,745	47,639	47,810
International data connectivity services	37,928	39,513	41,113
Local data connectivity services	8,817	8,126	6,697
—PaaS and SaaS services	10,425	11,293	11,112
—Others	1,400	1,070	2,138
	58,570	60,002	61,060
Sales of products
—Sales of terminals	24,369	22,246	19,526
—Sales of data related products	2,150	8,417	134
—Others	487	970	729
	27,006	31,633	20,389
Total	85,576	91,635	81,449

Schedule of Disaggregation of Revenue

In the following table, revenue is geographically disaggregated according to the locations of the customers.

	Years ended December 31,
(In thousands)	2023	2024	2025
Japan	37,122	43,409	30,782
Mainland China	11,156	22,023	25,656
North America	24,074	12,673	11,114
Southeast Asia	4,605	4,461	4,249
Europe	4,207	4,146	3,735
Hong Kong SAR	1,660	2,052	4,363
Taiwan	868	1,582	759
Others	1,884	1,289	791
Total	85,576	91,635	81,449